Income Taxes (Details 1) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Current:
Federal	$ 36,799	$ 28,342	$ 30,142
State and local	6,208	4,123	4,235
Foreign	8,338	4,241	5,825
Total current	51,345	36,706	40,202
Deferred:
Federal	5,648	1,880	(14,492)
State and local	169	(311)	(769)
Foreign	(1,033)	839	(1,387)
Total deferred	4,784	2,408	(16,648)
Total	$ 56,129	$ 39,114	$ 23,554